UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Kathleen Doback

Address:   180 Church Street
           Naugatuck, CT 06770


Form 13F File Number: 28-05718


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Kathleen Doback
Title:  Chief Compliance Officer
Phone:  203-729-1200

Signature,  Place,  and  Date  of  Signing:

/s/ Kathleen Doback                Naugatuck, CT                      7/2/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              21

Form 13F Information Table Value Total:  $74,642,306.00
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2    COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------- -------------- --------- ------------ ----------------- ---------- -------- ----------------
                                                                      SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS   CUSIP      VALUE     PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------- -------------- --------- ------------ -------- --- ---- ---------- -------- ---- ------ ----
ALEXION PHARMACEUTICALS         COM            015351109 6,375,060.00    64200          SOLE                SOLE      0    0
ALIGN TECHNOLOGIES              COM            016255101 1,144,332.00    34200          SOLE                SOLE      0    0
APPLE INC                       COM            037833100 5,431,200.00     9300          SOLE                SOLE      0    0
CERNER CP                       COM            156782104 3,546,114.00    42900          SOLE                SOLE      0    0
CF INDUSTRIES HOLDINGS          COM            125269100 2,363,628.00    12200          SOLE                SOLE      0    0
DOLLAR GENERAL                  COM            256677105 2,779,329.00    51100          SOLE                SOLE      0    0
DOLLAR TREE INC                 COM            256746108 5,778,120.00   107400          SOLE                SOLE      0    0
EBAY                            COM            278642103 2,709,645.00    64500          SOLE                SOLE      0    0
GNC HOLDINGS                    COM            36191G107 5,362,560.00   136800          SOLE                SOLE      0    0
HUNT JB TRANS SVC INC COM       COM            445658107 4,201,800.00    70500          SOLE                SOLE      0    0
LIQUIDITY SERVICES              COM            53635B107 1,023,600.00    20000          SOLE                SOLE      0    0
MONSTER BEVERAGE CORP           COM            611740101 3,844,800.00    54000          SOLE                SOLE      0    0
QUESTCOR PHARMACEUTICALS INC    COM            74835Y101 5,744,596.00   107900          SOLE                SOLE      0    0
ROSS STORES INC COM             COM            778296103 4,516,581.00    72300          SOLE                SOLE      0    0
SCRIPPS NETWORKS                COM            811065101 3,150,044.00    55400          SOLE                SOLE      0    0
SOLARWINDS                      COM            83416B109 2,051,676.00    47100          SOLE                SOLE      0    0
SXC HEALTH SOLUTIONS CORP       COM            78505p100 1,636,965.00    16500          SOLE                SOLE      0    0
TRACTOR SUPPLY COMPANY          COM            892356106   365,464.00     4400          SOLE                SOLE      0    0
TRANSDIGM GROUP                 COM            893641100 5,425,720.00    40400          SOLE                SOLE      0    0
ULTA SALON COSMETICS & FRAG INC COM            90384s303 4,986,492.00    53400          SOLE                SOLE      0    0
VALSPAR CORP                    COM            920355104 2,204,580.00    42000          SOLE                SOLE      0    0


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